INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Additional Information (Details)								3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 19, 2019	Oct. 21, 2019 USD ($)	Oct. 21, 2019	Oct. 07, 2019	Jul. 31, 2019 USD ($)	Jun. 25, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method								$ 0	$ 135,000,000	$ 0	$ 135,000,000
Investments Reclassified as Held for Sale										2,000,000		$ 38,000,000
Acquisitions										$ 0		$ 587,000,000
Ramones II Sur [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest			11.00%
Proportion of voting rights held in associate										45.00%
Los Ramones [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Acquisitions		$ 140,000,000
North American Natural Gas Transmission Operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Loans and receivables								$ 500,000,000		$ 500,000,000
European port operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method						$ 135,000,000
Ownership Interest						40.00%
Texas electricity transmission project [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Investments Reclassified as Held for Sale										$ 2,000,000
Ownership Interest	11.00%
Brazilian Data Center Operation [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest							12.00%
Acquisitions							$ 190,000,000
Proportion of voting rights held in associate							50.00%
New Zealand Data Distribution Business [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest					12.00%
Acquisitions					$ 170,000,000
Proportion of voting rights held in associate					50.00%
Ramones II Norte [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Ownership Interest				13.00%
Proportion of voting rights held in associate										50.00%
European Telecommunications Infrastructure Operations [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Number of Towers and Rooftop Sites								7,000		7,000
Kilometers of Fiber Backbone								5,500		5,500
Forecast [Member] | Texas electricity transmission project [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Proceeds from sales of investments accounted for using equity method										$ 60,000,000